Utility Plant and Leases - Schedule of Capital Leases of Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Leases [Abstract]
Capital leases of equipment	$ 5,763
Less: accumulated amortization	(287)
Net capital leases	$ 5,476